Morgan Stanley Dean Witter Small Cap Growth Fund         Two World Trade Center,
Letter to the Shareholders February 28, 2001            New York, New York 10048

DEAR SHAREHOLDER:

The 12-month period ended February 28, 2001, was one of the most difficult years for the U.S. equity markets in the past three decades. Hardest hit was the technology-heavy Nasdaq composite index, which declined more than 57 percent. However, the market's difficulties were not limited to the technology and Internet sectors, as evidenced by the Standard & Poor's 500 (S&P 500) Index's decline of 8.19 percent, its worst year in two decades.


MARKET COMMENTARY

The market's performance during the fiscal year is best viewed as two separate and distinct periods. First was the period from February through the end of August. During this time, the Nasdaq hit an all-time high of 5,049 on March 10, before falling 37 percent by late May. As has been common in the past, the decline was driven by tight Federal Reserve Board policy and a general concern about a rise in the level of interest rates. We believe that these factors had the greatest impact on high-multiple growth stocks. This sharp decline was followed by an equally impressive rally led by growth stocks. From late May through the end of August, the Nasdaq gained more than 34 percent.

The second half of the fiscal year was characterized by a dramatic slowdown in the economy. In what could be termed a recession out of self-fulfilling prophecy, both corporate America and the consumer took on an increasingly pessimistic view of the future. This sentiment led to a sharp pullback in spending, which could in turn lead to the very slowdown that was feared. This situation has compounded the drag on the economy from such factors as high oil prices, tapped-out consumers and a hawkish Fed. The equity markets felt the full brunt of the change in investor sentiment during this period, with the Nasdaq and S&P 500 declining 48 percent and 18 percent, respectively.

The technology industry has been hit particularly hard by the slowing economy, as evidenced by disappointing earnings and preannouncements

Morgan Stanley Dean Witter Small Cap Growth Fund
Letter to the Shareholders February 28, 2001, continued

from such bell-weather large-cap technology companies as Intel, Microsoft, Dell, Lucent, Nortel, Hewlett-Packard, Oracle and IBM. As technology now represents the single largest investment for corporate America, it is natural that any tightening of budgets would have a large impact on orders for technology goods and services. The virtual shut-off of capital to the technology-hungry telecommunications and Internet sectors has exacerbated this slowdown.


PERFORMANCE

For the 12-month period ended February 28, 2001, Morgan Stanley Dean Witter Small Cap Growth Fund's Class B shares returned -59.89 percent, compared to -16.84 percent for the Russell 2000 Small Stock Index (Russell 2000) and -0.37 percent for the Standard & Poor's SmallCap 600 Index (S&P SmallCap 600). During the same period, the Fund's Class A, C and D shares returned -59.57 percent, -59.93 percent and -59.53 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The accompanying chart compares the Fund's performance to that of the Russell 2000 Index and the S&P SmallCap 600 Index.

As technology companies have consistently been among the fastest growing companies in the small-cap growth sector, the Fund has always owned a high proportion of technology stocks relative to the benchmark. According to TCW Investment Management Company (TCW), the Fund's sub-advisor, this overweighted position hurt both our relative and absolute performance.


PORTFOLIO STRATEGY

Turning to the Fund, it is useful to remember that stock prices are generally a function of company earnings and the multiple the markets place on those earnings. The Fund's portfolio was affected by a massive contraction of growth-stock multiples in the face of interest-rate concerns and, more recently, doubts about the sustainability of growth rates in the event of a recession. Historically, growth stock multiples typically begin to expand before a reacceleration of the economy is seen in reported company earnings and government economic statistics. Most often, the first few Fed interest-rate cuts have augured well for multiples. Looking at the portfolio today, however, the market is discounting near-worst-case scenarios, which in TCW's opinion, can make these multiples very attractive from a risk-reward standpoint.

TCW believes that the actual fundamentals of the companies in the Fund are of greater importance than multiples. This is where the sub-advisor focuses its energies. In any year TCW has owned companies whose actual earnings performance fell short of its expectations and often those of Wall Street. The last

Morgan Stanley Dean Witter Small Cap Growth Fund
Letter to the Shareholders February 28, 2001, continued

12 months were no exception. During the year, most of these disappointments occurred when TCW underestimated the speed with which the implosion of the Internet and telecom sectors would ripple through the economy. The sub-advisor was largely successful at avoiding the second- and third-tier business-to-consumer and business-to-business Internet companies whose misfortunes are well documented. In several cases, however, the Fund owned companies whose dependence on selling to these second- and third-tier companies was underestimated.


LOOKING AHEAD

Given its belief in the increased likelihood of a protracted economic slowdown and recession, TCW is carefully examining the Fund's portfolio stock by stock evaluating each company's earnings outlook. Although this is part of TCW's day-to-day discipline regardless of the economic outlook, today's conditions call for even greater rigor in stress testing our earnings models. Nevertheless, the sub-advisor will seek to hold companies that it believes can continue to grow revenues, expand margins and exceed consensus earnings estimates through an economic slowdown.

While the sub-advisor is every bit disappointed in the Fund's performance over the past year, TCW believes today's market offers the opportunity to upgrade the portfolio by investing in many prominent growth companies at their lowest valuations in years, if not their lowest ever. For the type of leading companies the sub-advisor looks for -- with open-ended market opportunities, best-in-class products or services, profitable business models, seasoned management teams and solid balance sheets -- a tough economy and unreceptive capital markets are not all bad news. While business often becomes tougher in the short term under these conditions, these companies can emerge from an economic slowdown having taken market share from weaker, less well-managed and funded competitors.

We appreciate your ongoing support of Morgan Stanley Dean Witter Small Cap Growth Fund and look forward to continuing to serve your investment needs.

Very truly yours,


/s/ Charles A. Fiumefreddo                     /s/ Mitchell M. Merin
--------------------------                     ---------------------
CHARLES A. FIUMEFREDDO                         MITCHELL M. MERIN
Chairman of the Board                          President

Morgan Stanley Dean Witter Small Cap Growth Fund
Fund Performance February 28, 2001

GROWTH OF $10,000 -- CLASS B
($ in Thousands)

     DATE                 TOTAL           RUSSELL 2000           S&P 600
     ----                 -----           ------------           -------
August 2, 1993           10,000              10,000              10,000
August 30, 1993          10,080              10,404              10,472
November 30, 1993         9,850              10,612              10,663
February 28, 1994        10,300              11,278              11,278
May 31, 1994              8,910              10,625              10,415
August 31, 1994           9,210              11,014              10,844
November 30, 1994         9,190              10,493              10,274
February 28, 1995         9,900              11,081              10,801
May 31, 1995             10,740              11,721              11,442
August 31, 1995          13,300              13,309              13,275
November 30, 1995        15,060              13,484              13,453
February 29, 1996        16,240              14,256              14,154
May 31, 1996             20,580              15,928              15,830
August 31, 1996          17,860              14,749              15,038
November 30, 1996        17,810              15,711              16,398
February 28, 1997        15,730              16,046              16,518
May 31, 1997             16,540              17,037              17,725
August 31, 1997          18,350              19,020              20,167
November 30, 1997        18,850              19,389              20,423
February 28, 1998        21,080              20,853              22,290
May 31, 1998             20,570              20,657              22,045
August 31, 1998          15,790              15,331              16,477
November 30, 1998        20,270              18,106              19,328
February 28, 1999        22,840              17,904              18,475
May 31, 1999             25,410              20,102              20,436
August 31, 1999          28,154              19,678              20,487
November 30, 1999        42,354              20,942              21,365
February 29, 2000        68,329              26,727              25,398
May 31, 2000             41,196              22,095              23,326
August 31, 2000          58,367              25,022              26,235
November 30, 2000        31,518              20,821              23,007
February 28, 2001        26,603 (3)          22,225              25,304


     --- Fund       --- Russell 2000 (4)          --- S&P 600 (5)


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


                           CLASS A SHARES*
---------------------------------------------------------------------
PERIOD ENDED 2/28/01
---------------------------
1 Year                          (59.57)%(1)         (61.69)%(2)
Since Inception (7/28/97)        12.08 %(1)          10.41 %(2)


                          CLASS C SHARES+
---------------------------------------------------------------------
PERIOD ENDED 2/28/01
---------------------------
1 Year                          (59.93)%(1)         (60.31)%(2)
Since Inception (7/28/97)        11.18 %(1)          11.18 %(2)






                          CLASS B SHARES**
--------------------------------------------------------------------
PERIOD ENDED 2/28/01
--------------------------
1 Year                         (59.89)%(1)         (61.82)%(2)
5 Years                         10.37 %(1)          10.10 %(2)
Since Inception (8/2/93)        13.79 %(1)          13.79 %(2)


                CLASS D SHARES++
--------------------------------------------------
PERIOD ENDED 2/28/01
---------------------------
1 Year                          (59.53)%(1)
Since Inception (7/28/97)        12.29 %(1)


---------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)  Closing value assuming a complete redemption on February 28, 2001.
(4) The Russell 2000 Small Stock Index is a capitalization-weighted price-only index of the 2000 smallest stocks represented in the Russell 3000 Index. The performance of the Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(5) The S&P SmallCap 600 Index consists of 600 domestic stocks chosen for market size, liquidity (bid-asked spread, ownership, share turnover and number of no trade days) and industry group representation. It is a market-value weighted index (stock price times the number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
*    The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
+ The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
++   Class D shares have no sales charge.

Morgan Stanley Dean Witter Small Cap Growth Fund
Portfolio of Investments February 28, 2001




    NUMBER OF
      SHARES                                                        VALUE
--------------------------------------------------------------------------------
                    COMMON STOCKS (97.2%)
                    Biotechnology (10.0%)
102,900             Abgenix, Inc.* .......................   $  3,498,600
 63,600             Affymetrix, Inc.* ....................      3,644,081
209,100             Alkermes, Inc.* ......................      6,482,100
186,200             Arena Pharmaceuticals, Inc.* .........      4,166,225
 91,800             Celgene Corp.* .......................      2,398,275
 52,200             CV Therapeutics, Inc.* ...............      1,866,150
421,200             ImClone Systems, Inc.* ...............     14,899,950
193,900             Lexicon Genetics Inc.* ...............      1,793,575
147,400             Medarex, Inc.* .......................      3,767,912
 38,900             Myriad Genetics, Inc.* ...............      2,154,087
 34,700             Protein Design Labs, Inc.* ...........      2,173,087
178,900             Titan Pharmaceuticals, Inc.* .........      5,545,900
 39,800             Vertex Pharmaceuticals, Inc.* ........      1,980,050
                                                             ------------
                                                               54,369,992
                                                             ------------
                    Broadcasting (5.9%)
475,800             Cox Radio, Inc. (Class A)* ...........     10,472,358
 87,500             Entercom Communications Corp.*........      3,565,625
219,300             Radio One, Inc.* .....................      3,289,500
440,900             Radio One, Inc. (Class D)* ...........      6,200,156
470,900             Spanish Broadcasting System, Inc.
                     (Class A)* ..........................      2,582,592
282,000             Westwood One, Inc.* ..................      6,074,280
                                                             ------------
                                                               32,184,511
                                                             ------------
                    Cable/Satellite TV (1.7%)
327,900             Mediacom Communications Corp. *.......      6,127,631
116,400             Pegasus Communications Corp.* ........      3,251,925
                                                             ------------
                                                                9,379,556
                                                             ------------
                    Consumer Sundries (0.3%)
 87,700             Oakley, Inc.* ........................      1,473,360
                                                             ------------
                    Data Processing Services (3.8%)
549,480             CSG Systems International, Inc.*......     20,708,527
                                                             ------------
                    Discount Stores (0.5%)
 96,412             Dollar Tree Stores, Inc.* ............      2,681,459
                                                             ------------
                    Electrical Products (2.1%)
271,900             Active Power, Inc.* ..................      5,404,012
244,200             Capstone Turbine Corp.* ..............      6,013,425
                                                             ------------
                                                               11,417,437
                                                             ------------
                    Electronic Components (0.7%)
461,600             Read Rite Corp.* .....................      3,562,975
                                                             ------------
                    Electronic Equipment/
                     Instruments (4.8%)
576,200              Gemstar-TV Guide International,
                     Inc.* ...............................     26,073,050
                                                             ------------
                    Electronic Production Equipment (1.4%)
158,600             Cymer, Inc.* .........................      3,390,075
153,400             Varian Semiconductor Equipment
                     Associates, Inc.* ...................      4,323,962
                                                             ------------
                                                                7,714,037
                                                             ------------


    NUMBER OF
      SHARES                                                        VALUE
--------------------------------------------------------------------------------
                    Engineering & Construction (0.6%)
220,000             Spectrasite Holdings, Inc.* ..........   $  3,011,250
                                                             ------------
                    Financial Conglomerates (2.0%)
777,700             Conseco, Inc. ........................     10,903,354
                                                             ------------
                    Food Distributors (0.6%)
127,000             Fleming Companies, Inc. ..............      3,136,900
                                                             ------------
                    Food: Specialty/Candy (0.3%)
179,000             Peet's Coffee & Tea, Inc.* ...........      1,756,437
                                                             ------------
                    Information Technology Services (0.7%)
215,800             Predictive Systems, Inc.* ............        620,425
249,400             Sapient Corp.* .......................      3,211,025
                                                             ------------
                                                                3,831,450
                                                             ------------
                    Internet Software/Services (19.2%)
153,300             Agile Software Co.* ..................      3,343,856
 92,400             Digex, Inc.* .........................      1,668,975
253,100             eLoyalty Corp.* ......................        870,031
745,500             Exodus Communications, Inc.* .........     10,902,938
314,700             Extensity, Inc.* .....................      2,773,294
421,200             Interwoven, Inc.* ....................      6,976,125
177,200             Kana Communications, Inc.* ...........        542,675
100,012             Openwave Systems Inc.* ...............      3,684,817
196,200             Proxicom, Inc.* ......................      1,005,525
171,300             Quest Software, Inc.* ................      4,432,388
755,467             Retek, Inc.* .........................     16,761,924
244,800             SeeBeyond Technology Corp.* ..........      4,253,400
379,800             Selectica Inc. * .....................      3,121,481
645,200             Siebel Systems, Inc.* ................     24,678,900
264,700             Support.com, Inc.* ...................      2,605,641
167,900             VeriSign, Inc.* ......................      8,006,731
398,800             Versata, Inc.* .......................      1,420,725
373,200             WebEx Communications, Inc.* ..........      4,175,175
 60,130             webMethods, Inc.* ....................      2,585,590
                                                             ------------
                                                              103,810,191
                                                             ------------
                    Medical Distributors (2.5%)
232,500             Andrx Group * ........................     13,314,258
                                                             ------------
                    Medical Specialties (0.5%)
 93,100             Inverness Medical Technology,
                     Inc.* ...............................      2,606,800
                                                             ------------
                    Miscellaneous Commercial
                    Services (4.7%)
102,000             CheckFree Corp.* .....................      4,915,125
515,400             Corporate Executive Board Co.* .......     18,425,550
232,600             DigitalThink, Inc.* ..................      2,006,175
                                                             ------------
                                                               25,346,850
                                                             ------------
                    Packaged Software (15.0%)
262,600             Docent, Inc.* ........................      2,051,563
167,400             E.piphany, Inc.* .....................      2,814,413
399,300             HNC Software, Inc.* ..................      9,308,681
212,800             Informatica Corp.* ...................      5,080,600
368,400             Macrovision Corp.* ...................     14,759,025
117,600             Manugistics Group, Inc.* .............      3,645,600

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Dean Witter Small Cap Growth Fund
Portfolio of Investments February 28, 2001, continued


 NUMBER OF
  SHARES                                                   VALUE
--------------------------------------------------------------------------------
164,100      Mercury Interactive Corp.* ...........   $ 10,328,044
313,000      Micromuse Inc.* ......................     12,852,563
404,900      Peregine Systems, Inc.* ..............      9,970,663
213,300      SmartForce PLC (ADR) (Ireland)*.......      7,772,119
202,200      TIBCO Software, Inc.* ................      2,729,700
                                                      ------------
                                                        81,312,971
                                                      ------------
             Personnel Services (0.4%)
472,300      HotJobs.com, Ltd.* ...................      2,420,538
                                                      ------------
             Pharmaceuticals: Other (1.0%)
 79,500      Cell Therapeutics, Inc.* .............      1,893,094
125,300      PRAECIS Pharmaceuticals Inc.* ........      3,453,581
                                                      ------------
                                                         5,346,675
                                                      ------------
             Restaurants (0.8%)
116,100      California Pizza Kitchen, Inc.* ......      3,337,875
 13,200      Krispy Kreme Doughnuts, Inc.* ........        947,925
                                                      ------------
                                                         4,285,800
                                                      ------------
             Semiconductors (9.6%)
 78,600      Elantec Semiconductor, Inc.* .........      1,557,263
241,500      Exar Corp.* ..........................      4,588,500
275,600      Maxim Integrated Products, Inc.*......     12,712,050
429,000      Micrel, Inc.* ........................     12,065,625
551,600      Semtech Corp.* .......................     13,824,475
257,800      Silicon Image, Inc.* .................        998,975
116,900      Transmeta Corp.* .....................      2,381,838
188,900      TranSwitch Corp.* ....................      3,789,806
                                                      ------------
                                                        51,918,532
                                                      ------------
             Services to the Health Industry (1.3%)
 15,000      Accredo Health, Inc.* ................        435,938
414,400      Ventiv Health, Inc.* .................      6,708,100
                                                      ------------
                                                         7,144,038
                                                      ------------
             Specialty Stores (3.8%)
252,350      Cost Plus, Inc.* .....................      6,056,400
425,100      Linens 'N Things, Inc.* ..............     14,389,635
                                                      ------------
                                                        20,446,035
                                                      ------------
             Telecommunication Equipment (3.0%)
156,700      Advanced Fibre Communications,
              Inc.* ...............................      2,967,506
256,100      Netro Corp.* .........................      1,680,656
239,600      Polycom, Inc.* .......................      5,211,300
189,900      Sonus Networks Inc.* .................      5,305,331
 92,400      Virata Corp.* ........................        935,550
                                                      ------------
                                                        16,100,343
                                                      ------------
             TOTAL COMMON STOCKS
             (Cost $529,063,510)...................    526,257,326
                                                      ------------




 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                            VALUE
-----------   ---------------------------------   ---------------
              SHORT-TERM INVESTMENTS (3.0%)
              U.S. GOVERNMENT AGENCY (a) (0.7%)
$ 3,650       Federal Home Loan Mortgage Corp.
               5.38% due 03/01/01
               (Cost $3,650,000) ..............   $  3,650,000
                                                  ------------
              REPURCHASE AGREEMENT (2.3%)
 12,836       The Bank of New York 5.438% due
               03/01/01 (dated 02/28/01;
               proceeds $12,838,163) (b)
               (Cost $12,836,225)..............     12,836,225
                                                  ------------
              TOTAL SHORT-TERM INVESTMENTS
              (Cost $16,486,225)...............     16,486,225
                                                  ------------


TOTAL INVESTMENTS
(Cost $545,549,735) (c).........   100.2%        542,743,551
LIABILITIES IN EXCESS OF OTHER
ASSETS .........................    (0.2)         (1,160,869)
                                   ----          -----------
NET ASSETS .....................   100.0%       $541,582,682
                                   ======       ============

--------------------------------

ADR  American Depository Receipt.

*    Non-income producing security.

(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

(b) Collateralized by $11,594,697 U.S. Treasury Bond 6.25% due 05/15/30 valued at $13,092,981.

(c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $144,035,884 and the aggregate gross unrealized depreciation is $146,842,068, resulting in net unrealized depreciation of $2,806,184.


                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Dean Witter Small Cap Growth Fund
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2001


ASSETS:
Investments in securities, at value
  (cost $545,549,735) .............................................   $542,743,551
Receivable for:
   Shares of beneficial interest sold .............................      1,731,113
   Investments sold ...............................................         13,448
Prepaid expenses and other assets .................................         89,741
                                                                      -------------
   TOTAL ASSETS ...................................................    544,577,853
                                                                      -------------
LIABILITIES:
Payable for:
   Shares of beneficial interest repurchased ......................      1,001,562
   Investments purchased ..........................................        758,043
   Plan of distribution fee .......................................        614,298
   Investment management fee ......................................        502,855
Accrued expenses ..................................................        118,413
                                                                      -------------
   TOTAL LIABILITIES ..............................................      2,995,171
                                                                      -------------
   NET ASSETS .....................................................   $541,582,682
                                                                      =============
COMPOSITION OF NET ASSETS:
Paid-in-capital ...................................................   $588,083,326
Net unrealized depreciation .......................................     (2,806,184)
Accumulated net realized loss .....................................    (43,694,460)
                                                                      -------------
   NET ASSETS .....................................................   $541,582,682
                                                                      =============
CLASS A SHARES:
Net Assets ........................................................   $ 21,356,683
Shares Outstanding (unlimited authorized, $.01 par value) .........        874,627
   NET ASSET VALUE PER SHARE ......................................   $      24.42
                                                                      =============
   MAXIMUM OFFERING PRICE PER SHARE,
   (net asset value plus 5.54% of net asset value) ................   $      25.77
                                                                      =============
CLASS B SHARES:
Net Assets ........................................................   $459,379,578
Shares Outstanding (unlimited authorized, $.01 par value) .........     19,337,884
   NET ASSET VALUE PER SHARE ......................................   $      23.76
                                                                      =============
CLASS C SHARES:
Net Assets ........................................................   $ 19,639,320
Shares Outstanding (unlimited authorized, $.01 par value) .........        829,739
   NET ASSET VALUE PER SHARE ......................................   $      23.67
                                                                      =============
CLASS D SHARES:
Net Assets ........................................................   $ 41,207,101
Shares Outstanding (unlimited authorized, $.01 par value) .........      1,674,916
   NET ASSET VALUE PER SHARE ......................................   $      24.60
                                                                      =============


                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Dean Witter Small Cap Growth Fund
Financial Statements, continued

STATEMENT OF OPERATIONS
For the year ended February 28, 2001


NET INVESTMENT LOSS:
INCOME
Interest ................................................     $    3,482,817
Dividends (net of $369 foreign withholding tax) .........              4,633
                                                              --------------
   TOTAL INCOME .........................................          3,487,450
                                                              --------------
EXPENSES
Investment management fee ...............................          9,106,787
Plan of distribution fee (Class A shares) ...............             61,113
Plan of distribution fee (Class B shares) ...............          7,030,116
Plan of distribution fee (Class C shares) ...............            292,806
Transfer agent fees and expenses ........................          1,031,966
Registration fees .......................................            129,073
Shareholder reports and notices .........................             90,907
Professional fees .......................................             59,929
Custodian fees ..........................................             55,944
Trustees' fees and expenses .............................             12,353
Other ...................................................             33,211
                                                              --------------
   TOTAL EXPENSES .......................................         17,904,205
                                                              --------------
   NET INVESTMENT LOSS ..................................        (14,416,755)
                                                              --------------
NET REALIZED AND UNREALIZED LOSS:
Net realized loss .......................................        (43,694,462)
Net change in unrealized appreciation ...................       (733,586,284)
                                                              --------------
   NET LOSS .............................................       (777,280,746)
                                                              --------------
NET DECREASE ............................................     $ (791,697,501)
                                                              ==============


                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Dean Witter Small Cap Growth Fund
Financial Statements, continued

STATEMENT OF CHANGES IN NET ASSETS




                                                             FOR THE YEAR         FOR THE YEAR
                                                                ENDED                 ENDED
                                                          FEBRUARY 28, 2001     FEBRUARY 29, 2000
                                                         -------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss ..................................     $  (14,416,755)      $   (8,107,048)
Net realized gain (loss) .............................        (43,694,462)          78,386,411
Net change in unrealized appreciation ................       (733,586,284)         586,436,265
                                                           --------------       --------------
   NET INCREASE (DECREASE) ...........................       (791,697,501)         656,715,628
                                                           --------------       --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A shares .......................................         (1,366,683)            (866,302)
Class B shares .......................................        (31,884,459)         (42,219,798)
Class C shares .......................................         (1,117,170)            (700,263)
Class D shares .......................................         (1,144,809)            (241,781)
                                                           --------------       --------------
   TOTAL DISTRIBUTIONS ...............................        (35,513,121)         (44,028,144)
                                                           --------------       --------------
Net increase from transactions in shares of beneficial
  interest ...........................................        211,746,305          216,745,881
                                                           --------------       --------------
   NET INCREASE (DECREASE) ...........................       (615,464,317)         829,433,365

NET ASSETS:
Beginning of period ..................................      1,157,046,999          327,613,634
                                                           --------------       --------------
   END OF PERIOD .....................................     $  541,582,682       $1,157,046,999
                                                           ==============       ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Dean Witter Small Cap Growth Fund
Notes to Financial Statements February 28, 2001

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Small Cap Growth Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks and other securities convertible into common stocks of small companies with market capitalizations, at the time of purchase, within the capitalization range of securities comprising the Standard & Poor's Small Cap 600 Index. The Fund was organized as a Massachusetts business trust on March 11, 1992 and commenced operations on August 2, 1993. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), or TCW Investment Management Company (the "Sub-Advisor") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar

Morgan Stanley Dean Witter Small Cap Growth Fund
Notes to Financial Statements February 28, 2001, continued

factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.


2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rates to the net assets of the Fund determined as of the close of each business day: 1.0% to the portion of daily net assets not exceeding $1.5 billion; and effective May 1, 2000, the Agreement was amended to reduce the annual rate to 0.95% of the portion of daily net assets in excess of $1.5 billion.

Under a Sub-Advisory Agreement between the Investment Manager and the Sub-Advisor, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in

Morgan Stanley Dean Witter Small Cap Growth Fund
Notes to Financial Statements February 28, 2001, continued

securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.


3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived: or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of
Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $24,473,388 at February 28, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors, and other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended February 28, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.17% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended February 28, 2001 it received contingent deferred sales charges from certain redemptions of the Fund's Class A, Class B shares and Class C shares

Morgan Stanley Dean Witter Small Cap Growth Fund
Notes to Financial Statements February 28, 2001, continued

of $3,546, $868,241 and $33,275, respectively and received $218,582 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended February 28, 2001 aggregated $530,279,207 and $310,005,556, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.


5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:



                                               FOR THE YEAR                     FOR THE YEAR
                                                  ENDED                            ENDED
                                            FEBRUARY 28, 2001                FEBRUARY 29, 2000
                                     -------------------------------- --------------------------------
                                          SHARES          AMOUNT            SHARES          AMOUNT
                                     --------------- ----------------  --------------- ----------------
CLASS A SHARES
Sold ...............................     1,209,758    $   52,992,202         766,650    $   31,657,246
Reinvestment of distributions ......        27,727         1,233,572          15,880           681,495
Redeemed ...........................      (950,136)      (37,684,577)       (301,186)      (11,411,879)
                                         ---------    --------------        --------    --------------
Net increase - Class A .............       287,349        16,541,197         481,344        20,926,862
                                         ---------    --------------        --------    --------------
CLASS B SHARES
Sold ...............................     7,705,661       350,240,463       6,818,323       290,417,722
Reinvestment of distributions ......       678,798        29,575,215       1,001,566        39,002,595
Redeemed ...........................    (6,424,631)     (260,121,461)     (4,560,472)     (164,702,676)
                                        ----------    --------------      ----------    --------------
Net increase - Class B .............     1,959,828       119,694,217       3,259,417       164,717,641
                                        ----------    --------------      ----------    --------------
CLASS C SHARES
Sold ...............................       623,100        28,476,951         448,998        19,262,241
Reinvestment of distributions ......        24,451         1,061,408          15,410           636,670
Redeemed ...........................      (284,811)      (11,508,850)       (113,941)       (4,688,431)
                                        ----------    --------------      ----------    --------------
Net increase - Class C .............       362,740        18,029,509         350,467        15,210,480
                                        ----------    --------------      ----------    --------------
CLASS D SHARES
Sold ...............................     1,698,914        74,187,437         839,942        38,399,999
Reinvestment of distributions ......        21,558           966,017           4,367           205,983
Redeemed ...........................      (387,344)      (17,672,072)       (503,074)      (22,715,084)
                                        ----------    --------------      ----------    --------------
Net increase - Class D .............     1,333,128        57,481,382         341,235        15,890,898
                                        ----------    --------------      ----------    --------------
Net increase in Fund ...............     3,943,045    $  211,746,305       4,432,463    $  216,745,881
                                        ==========    ==============      ==========    ==============

Morgan Stanley Dean Witter Small Cap Growth Fund
Notes to Financial Statements February 28, 2001, continued

6. FEDERAL INCOME TAX STATUS

At February 28, 2001, the Fund had a net capital loss carryover of approximately $10,229,000 which will be available through February 28, 2009 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $33,168,000 during fiscal 2001.

As of February 28, 2001, the Fund had temporary book/tax differences attributable to post-October losses and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $14,416,770, accumulated net realized loss was credited $15 and net investment loss was credited $14,416,755.

Morgan Stanley Dean Witter Small Cap Growth Fund
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:



                                                                                                                    FOR THE PERIOD
                                                                     FOR THE YEAR ENDED FEBRUARY 28,                JULY 28, 1997*
                                                        ----------------------------------------------------------      THROUGH
                                                                2001               2000**              1999        FEBRUARY 28, 1998
                                                        ------------------- ------------------- ------------------------------------
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..................      $  62.72            $  23.13            $ 21.18            $ 18.12
                                                             --------            --------            -------            -------
Income (loss) from investment operations:
 Net investment loss ..................................         (0.40)              (0.41)             (0.29)             (0.15)
 Net realized and unrealized gain (loss) ..............        (36.19)              42.93               2.24               3.21
                                                             --------            --------            -------            -------
Total income (loss) from investment operations ........        (36.59)              42.52               1.95               3.06
                                                             --------            --------            -------            -------
Less distributions from net realized gain .............         (1.71)              (2.93)                 -                  -
                                                             --------            --------            -------            -------
Net asset value, end of period ........................      $  24.42            $  62.72            $ 23.13            $ 21.18
                                                             ========            ========            =======            =======
TOTAL RETURN+ .........................................        (59.57)%            191.77 %             9.21 %            16.89 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ..............................................          1.33 %(3)           1.40 %(3)          1.50 %(3)          1.52 %(2)
Net investment loss ...................................         (0.95)%(3)          (1.13)%(3)         (1.40)%(3)         (1.32)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...............       $21,357             $36,835            $ 2,450             $  276
Portfolio turnover rate ...............................            37 %                59 %               51 %               61 %(1)


-------------
*    The date shares were first issued.

**   Year ended February 29.

++ The per share amounts were computed using an average number of shares outstanding during the period.

+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1)  Not annualized.

(2)  Annualized.

(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Small Cap Growth Fund
Financial Highlights, continued


                                                           FOR THE YEAR ENDED FEBRUARY 28,
                                                       ---------------------------------------
                                                             2001++                 2000*++
                                                       ------------------- -------------------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period .................      $  61.57              $     22.84
                                                            --------              -----------
Income (loss) from investment operations:
 Net investment loss .................................         (0.69)                  ( 0.55)
 Net realized and unrealized gain (loss) .............        (35.41)                   42.21
                                                            --------              -----------
Total income (loss) from investment operations .......        (36.10)                   41.66
                                                            --------              -----------
Less distributions from net realized gain ............         (1.71)                  ( 2.93)
                                                            --------              -----------
Net asset value, end of period .......................      $  23.76              $     61.57
                                                            ========              ===========
TOTAL RETURN+ ........................................        (59.89)%                 190.41 %
RATIOS TO AVERAGE NET ASSETS:
Expenses .............................................          2.03 %(1)                1.85 %(1)
Net investment loss ..................................         (1.65)%(1)               (1.58)%(1)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ..............      $459,380               $1,069,967
Portfolio turnover rate ..............................            37 %                     59 %



                                                              FOR THE YEAR ENDED FEBRUARY 28,
                                                       ----------------------------------------------
                                                             1999++          1998**++        1997
                                                       ------------------ ------------- -------------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period .................      $  21.08         $  15.73      $  16.24
                                                            --------         --------      --------
Income (loss) from investment operations:
 Net investment loss .................................         (0.43)           (0.37)        (0.26)
 Net realized and unrealized gain (loss) .............          2.19             5.72         (0.25)
                                                            --------         --------      --------
Total income (loss) from investment operations .......          1.76             5.35         (0.51)
                                                            --------         --------      --------
Less distributions from net realized gain ............             -                -             -
                                                            --------         --------      --------
Net asset value, end of period .......................      $  22.84         $  21.08      $  15.73
                                                            ========         ========      ========
TOTAL RETURN+ ........................................          8.35 %          34.01 %       (3.14)%
RATIOS TO AVERAGE NET ASSETS:
Expenses .............................................          2.18 %(1)        2.25 %        2.15 %
Net investment loss ..................................         (2.08)%(1)       (2.05)%       (1.70)%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ..............      $322,489         $340,665      $268,783
Portfolio turnover rate ..............................            51 %             61 %          42 %

--------------
*    Year ended February 29.

** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.

++ The per share amounts were computed using an average number of shares outstanding during the period.

+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Small Cap Growth Fund
Financial Highlights, continued


                                                                                                                 FOR THE PERIOD
                                                                 FOR THE YEAR ENDED FEBRUARY 28,                 JULY 28, 1997*
                                                    ----------------------------------------------------------       THROUGH
                                                            2001               2000**              1999         FEBRUARY 28, 1998
                                                    ------------------- ------------------- ------------------ ------------------
CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..............       $ 61.40             $  22.85           $ 21.08            $ 18.12
                                                          -------             --------           -------            -------
Income (loss) from investment operations:
 Net investment loss ..............................         (0.73)               (0.70)            (0.45)             (0.24)
 Net realized and unrealized gain (loss) ..........        (35.29)               42.18              2.22               3.20
                                                          -------             --------           -------            -------
Total income (loss) from investment operations             (36.02)               41.48              1.77               2.96
                                                          -------             --------           -------            -------
Less distributions from net realized gain .........         (1.71)               (2.93)                -                  -
                                                          -------             --------           -------            -------
Net asset value, end of period ....................       $ 23.67             $  61.40           $ 22.85            $ 21.08
                                                          =======             ========           =======            =======
TOTAL RETURN+ .....................................        (59.93)%             189.51 %            8.35 %            16.39 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ..........................................          2.16 %(3)            2.18 %(3)         2.26 %(3)          2.29 %(2)
Net investment loss ...............................         (1.78)%(3)           (1.91)%(3)        (2.16)%(3)         (2.10)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...........       $19,639              $28,675           $ 2,662             $  923
Portfolio turnover rate ...........................            37 %                 59 %              51 %               61 %(1)

--------------
*    The date shares were first issued.

**   Year ended February 29.

++ The per share amounts were computed using an average number of shares outstanding during the period.

+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1)  Not annualized.

(2)  Annualized.

(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Small Cap Growth Fund
Financial Highlights, continued


                                                                                                                FOR THE PERIOD
                                                                 FOR THE YEAR ENDED FEBRUARY 28,                JULY 28, 1997*
                                                    ---------------------------------------------------------       THROUGH
                                                            2001              2000**              1999         FEBRUARY 28, 1998
                                                    ------------------- ------------------ ------------------ ------------------
CLASS D SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..............       $ 63.11             $  23.20          $ 21.21            $ 18.12
                                                          -------             --------          -------            -------
Income (loss) from investment operations:
 Net investment loss ..............................         (0.32)               (0.35)           (0.24)             (0.12)
 Net realized and unrealized gain (loss) ..........        (36.48)               43.19             2.23               3.21
                                                          -------             --------          -------            -------
Total income (loss) from investment operations             (36.80)               42.84             1.99               3.09
                                                          -------             --------          -------            -------
Less distributions from net realized gain .........         (1.71)               (2.93)               -                  -
                                                          -------             --------          -------            -------
Net asset value, end of period ....................       $ 24.60             $  63.11          $ 23.20            $ 21.21
                                                          =======             ========          =======            =======
TOTAL RETURN+ .....................................        (59.53)%             192.59 %           9.38 %            17.05 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ..........................................          1.16 %(3)            1.18 %(3)        1.26 %(3)          1.27 %(2)
Net investment loss ...............................         (0.78)%(3)           (0.91)%(3)       (1.16)%(3)         (1.10)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...........       $41,207              $21,570          $    13             $   12
Portfolio turnover rate ...........................            37 %                 59 %             51 %               61 %(1)

--------------
*    The date shares were first issued.

**   Year ended February 29.

++ The per share amounts were computed using an average number of shares outstanding during the period.

+ Calculated based on the net asset value as of the last business day of the period.

(1)  Not annualized.

(2)  Annualized.

(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

SUB-ADVISOR

TCW Investment Management Company
865 South Figueroa Street, Suite 1800
Los Angeles, CA 90017

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.


MORGAN STANLEY
DEAN WITTER
SMALL CAP
GROWTH FUND





[GRAPHIC OMITTED]


ANNUAL REPORT
February 28, 2001